Dec. 30, 2020
10.31 Fidelity Infrastructure Fund PRO-02 | Fidelity Infrastructure Fund
Fund Summary Fund:Fidelity® Infrastructure Fund
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from November 5, 2019 to October 31, 2020, the fund's portfolio turnover rate was 50% (annualized) of the average value of its portfolio.
Principal Investment Strategies
Normally investing at least 80% of assets in securities of companies that own, operate, or are involved in the distribution, development, and service of infrastructure-related assets. Such companies may include those involved in transportation and supply chain infrastructure, such as airports, highways, railroads, marine ports, and warehouse and logistics facilities; utilities infrastructure, such as electric, water, gas, renewable electricity, and multi-utilities; energy infrastructure, such as oil, gas, and electricity storage and transportation; and communications and digital infrastructure, such as cell towers, data centers and internet infrastructure, and satellites; as well as other infrastructure companies. Normally investing primarily in equity securities. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Principal Investment Risks
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Infrastructure Industries Concentration. The infrastructure industries can be significantly affected by general economic trends; fluctuations in energy and commodity prices; supply and demand of services or fuel; interest rate changes; financing difficulties; natural resource conservation; labor relations; legislation; taxes; government regulation and spending; geopolitical developments; import controls; worldwide competition; and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance